Income taxes - Deferred tax assets and liabilities , property plant and equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 82,884,599	$ 55,096,632
Non-capital loss carry-forward
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	59,623,930	37,798,280
Other, including stock-based compensation
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	13,727,524	6,941,969
Intangible assets
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 9,533,145	$ 10,356,383